Related-Party Transactions (Loans to Principal Officers, Directors and Affiliates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Disclosure Related Party Transactions Loans To Principal Officers Directors And Affiliates [Abstract]
Beginning balance	$ 52
New loans	673
Effect of changes in composition of related parties	(2)
Repayments	(11)
Ending balance	$ 712